Vanguard® Multi-Sector Income Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.3%)
	United States Treasury Note/Bond	0.500%	10/31/2027	3,000	2,843
	United States Treasury Note/Bond	1.500%	11/30/2028	443	418
	United States Treasury Note/Bond	1.875%	2/15/2051	568	318
	United States Treasury Note/Bond	2.000%	11/15/2041–8/15/2051	1,437	952
	United States Treasury Note/Bond	2.375%	5/15/2027–5/15/2051	5,503	4,897
	United States Treasury Note/Bond	2.750%	7/31/2027–8/15/2032	2,087	2,063
	United States Treasury Note/Bond	2.875%	8/15/2045–5/15/2049	665	493
	United States Treasury Note/Bond	3.000%	2/15/2049	1,000	738
	United States Treasury Note/Bond	3.625%	12/31/2030	2,500	2,489
	United States Treasury Note/Bond	3.875%	6/30/2030–12/31/2032	5,843	5,849
[1,2,3]	United States Treasury Note/Bond	4.125%	1/31/2027–2/29/2032	17,701	17,828
	United States Treasury Note/Bond	4.250%	2/15/2054	541	490
	United States Treasury Note/Bond	4.500%	5/31/2029–12/31/2031	909	940
	United States Treasury Note/Bond	4.625%	4/30/2029–11/15/2044	1,034	1,020
	United States Treasury Note/Bond	4.875%	8/15/2045	492	498
Total U.S. Government and Agency Obligations (Cost $41,880)					41,836
Asset-Backed/Commercial Mortgage-Backed Securities (8.7%)
Bermuda (0.0%)
[4,5]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	222	223
Canada (0.1%)
[4,5]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[4,5]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	120	121
[4,5]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	13	13
[4,5]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	6	6
[4,5]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	23	23
[4,5]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	76	77
					341
Cayman Islands (0.5%)
[4,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.034%	10/20/2036	100	100
[4,5]	Balboa Bay Loan Funding Ltd. Series 2023-2A	5.434%	10/20/2036	100	100
[4,5]	Barings CLO Ltd. Series 2025-7A	4.868%	1/15/2038	150	150
[4,5]	Barings CLO Ltd. Series 2025-7A	5.228%	1/15/2038	150	150
[4,5,6]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	100	100
[4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.204%	10/20/2038	100	100
[4,5]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA	5.504%	10/20/2038	100	100
[4,5]	Dryden 90 CLO Ltd. Series 2021-90A	5.113%	11/15/2038	100	100
[4,5]	Dryden 90 CLO Ltd. Series 2021-90A	5.463%	11/15/2038	100	100
[4,5]	Octagon 57 Ltd. Series 2021-1A	5.342%	10/15/2034	100	100
[4,5]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	600	607
[4,5]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	280	283
[4,5]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	90	91
					2,081
Ireland (0.0%)
[4,5]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	200	203
Jersey (0.1%)
[4,5]	Dryden 113 CLO Ltd. Series 2022-113A	4.995%	10/15/2037	100	100
[4,5,7]	OCP CLO Ltd. Series 2023-30A	4.879%	1/24/2039	150	150
[4,5,7]	OCP CLO Ltd. Series 2023-30A	5.219%	1/24/2039	150	150
[4,5]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.084%	10/20/2038	150	150
[4,5]	Wellington Management CLO 1 Ltd. Series 2023-1A	5.404%	10/20/2038	150	150
					700
United States (8.0%)
[4,5]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100
[4,5]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	600	602
[4,5]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	100
[4,5]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	230	230
[4,5]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.452%	6/15/2033	208	209
[4,5]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	208	209
[4,5]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.991%	6/15/2033	208	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	232	234
[4,5]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	232	233
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	90	92
[4,5]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	170	164
[4,5]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	160	158
[4,5]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	120	117
[4,5]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/2034	100	101
[4,5]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/2030	60	61
[4,5]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	50	51
[4,5]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	90	92
[4,5]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	100	105
[4,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	130	132
[4,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	100	102
[4,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	102
[4,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	103
[4,5]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	104
[5]	BANK Series 2025-BNK50	5.875%	5/15/2068	40	42
[4,5]	Bank of America Auto Trust Series 2025-1A	4.470%	11/20/2031	30	30
[5]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	104
[4,5]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.674%	10/10/2042	100	100
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	110	111
[5]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	70	70
[4,5]	BX Trust Series 2019-OC11	3.202%	12/9/2041	100	95
[4,5]	BX Trust Series 2025-ARIA	5.031%	12/13/2042	200	202
[4,5,6]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	5.074%	8/16/2029	230	230
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	30	30
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	70	71
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	50	51
[5]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	30	30
[5]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	90	91
[5]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	70	70
[5]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	30	30
[4,5]	CENT Trust Series 2025-CITY	4.920%	7/10/2040	100	101
[4,5]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	208	210
[4,5]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/2033	208	209
[4,5]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	60	61
[4,5]	Chase Auto Owner Trust Series 2025-1A	5.240%	11/26/2032	250	253
[4,5]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	50
[4,5]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	249
[4,5]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	358	357
[4,5]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	350	352
[4,5]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	340	343
[4,5,6]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.874%	2/25/2045	96	96
[4,5,6]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.324%	3/25/2045	170	170
[4,5,6]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	4.874%	5/25/2045	113	113
[4,5,6]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.874%	7/25/2045	128	128
[4,5,6]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.774%	9/25/2045	247	247
[4,5]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	230	230
[4,5]	Dell Equipment Finance Trust Series 2025-2	4.530%	3/24/2031	100	100
[4,5]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	100
[4,5]	DLLAD LLC Series 2025-1A	4.590%	10/20/2032	150	152
[4,5]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	48	46
[4,5]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	390	392
[4,5]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	240	242
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	430	435
[5]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	500	500
[4,5]	Durst Commercial Mortgage Trust Series 2025-151	5.145%	8/10/2042	100	102
[4,5]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/2029	200	202
[4,5]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	210	213
[5]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	90	90
[5]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	260	262
[5]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[4,5]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	102
[4,5]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	90	90
[4,5]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	70	70
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
[4,5]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	270	272
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	240	243
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	1,420	1,444
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	80	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.974%	5/25/2045	96	96
[4,5,6,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.824%	9/25/2045	444	444
[4,5,6,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.824%	2/25/2045	76	76
[4,5]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	250	251
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/2029	180	182
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/2029	60	61
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	70	71
[5]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	120	121
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	70	71
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	70	71
[4,5]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	20	20
[4,5]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	170	172
[4,5]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.790%	3/15/2029	300	302
[4,5]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/2029	210	211
[4,5]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	350	354
[4,5]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	240	243
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/2033	80	81
[4,5]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	160	160
[4,5]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	100
[4,5]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	180	181
[4,5]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	100
[4,5]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	90	91
[4,5]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	150	151
[4,5]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	100
[4,5]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	100
[4,5]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	139	140
[4,5]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	182	183
[4,5]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	464	467
[4,5]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/2029	170	172
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	110	112
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/2030	50	51
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	70	71
[5]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	130
[4,5]	INT Commercial Mortgage Trust Series 2025-PLAZA	4.879%	11/5/2037	100	100
[4,5]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	499	508
[4,5]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	248	253
[4,5]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	200	206
[4,5]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	250	254
[4,5]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	120	122
[4,5]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	90	91
[4,5]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	80	80
[4,5]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	90	90
[4,5]	Lighthouse Park CLO Ltd. Series 2025-1A	5.031%	10/24/2037	100	100
[4,5]	Lighthouse Park CLO Ltd. Series 2025-1A	5.371%	10/24/2037	140	140
[4,5]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	232	233
[4,5]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/2029	110	111
[4,5]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/2032	40	41
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	500	527
[4,5]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	116	117
[4,5]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	174	175
[4,5]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	170	169
[4,5]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	180	180
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/2029	50	51
[5]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	50	51
[4,5]	NYC Commercial Mortgage Trust Series 2025-28L	4.668%	11/5/2038	100	100
[4,5]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	580	586
[4,5]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	150	152
[4,5]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[4,5]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[4,5]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	289	276
[4,5]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	180	172
[4,5]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	70	66
[4,5]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	900	873
[4,5]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	120	115
[4,5]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[4,5,9]	Red Oak Funding Master Trust Series 2025-1A	5.984%	12/20/2030	100	100
[4,5]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	200	198
[4,5]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	222	224
[4,5]	Santander Bank Auto Credit-Linked Notes Series 2025-A	5.151%	1/16/2034	250	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	250	257
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	155	156
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	110	112
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	1,540	1,561
[5]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	430	431
[5]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	220	221
[4,5]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	200	201
[4,5]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	200	203
[4,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	20	20
[4,5]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	90	92
[4,5]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	70	71
[4,5]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	200	203
[4,5]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	200	200
[4,5]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.470%	7/20/2028	260	262
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.500%	3/20/2029	70	71
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/2029	50	51
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	90	91
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	250	251
[4,5]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	250	250
[5]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	640	649
[4,5]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	490	487
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	90	91
[4,5]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	120	121
[4,5]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	109	109
[4,5]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	254	254
[4,5]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	230	231
[4,5]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	200	201
[4,5]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/2030	40	41
[4,5]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	670	664
[4,5]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	440	435
[4,5]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	200	203
[5]	Verizon Master Trust Series 2025-3	4.770%	3/20/2030	200	202
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	100	101
[4,5]	Verizon Master Trust Series 2025-4	4.760%	3/21/2033	360	369
[4,5]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	130	133
[4,5]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	140	143
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	100	101
[4,5]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	240	244
[4,5]	Verizon Master Trust Series 2025-6	5.060%	6/21/2033	100	102
[4,5]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	100
[4,5]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	267	262
[4,5]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	80	80
[5]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	100	101
[5]	World Omni Auto Receivables Trust Series 2025-C	4.420%	11/17/2031	200	201
					35,851
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $39,090)					39,399
Corporate Bonds (65.1%)
Australia (0.0%)
[4]	National Australia Bank Ltd.	2.990%	5/21/2031	100	92
Brazil (0.0%)
[4]	Vale Overseas Ltd.	6.000%	2/25/2056	201	201
Canada (2.7%)
[4]	1011778 BC ULC	3.875%	1/15/2028	390	384
[4]	1011778 BC ULC	4.375%	1/15/2028	150	149
[4]	1011778 BC ULC	3.500%	2/15/2029	200	193
[4]	1011778 BC ULC	6.125%	6/15/2029	420	432
[4]	1011778 BC ULC	5.625%	9/15/2029	245	250
[4]	1011778 BC ULC	4.000%	10/15/2030	300	286
[4]	Air Canada	3.875%	8/15/2026	1,615	1,609
	Bank of Montreal	3.088%	1/10/2037	95	85
[4]	Bombardier Inc.	8.750%	11/15/2030	300	324
[4]	Bombardier Inc.	7.250%	7/1/2031	215	229
[4]	Bombardier Inc.	7.000%	6/1/2032	80	85
[4]	Bombardier Inc.	6.750%	6/15/2033	245	259
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	40	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	5.700%	3/8/2033	800	843
[4]	Garda World Security Corp.	7.750%	2/15/2028	60	61
[4]	Garda World Security Corp.	6.500%	1/15/2031	240	246
[4]	Garda World Security Corp.	8.250%	8/1/2032	585	594
[4]	Garda World Security Corp.	8.375%	11/15/2032	430	439
[4]	Gildan Activewear Inc.	5.400%	10/7/2035	35	35
[4]	Hudbay Minerals Inc.	4.500%	4/1/2026	80	80
[4]	Hudbay Minerals Inc.	6.125%	4/1/2029	450	456
	National Bank of Canada	4.950%	2/1/2028	330	333
[4]	NOVA Chemicals Corp.	9.000%	2/15/2030	410	438
	Nutrien Ltd.	4.200%	4/1/2029	930	929
[4]	Ontario Gaming GTA LP	8.000%	8/1/2030	50	47
	Rogers Communications Inc.	7.000%	4/15/2055	520	544
	Rogers Communications Inc.	7.125%	4/15/2055	305	322
[5]	Royal Bank of Canada	4.522%	10/18/2028	87	88
[5]	Royal Bank of Canada	4.969%	8/2/2030	173	177
[5]	Royal Bank of Canada	4.650%	10/18/2030	1,130	1,145
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	371	396
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	75	78
	Toronto-Dominion Bank	4.783%	12/17/2029	500	512
	TransAlta Corp.	5.875%	2/1/2034	95	96
					12,182
Denmark (0.2%)
[4]	GENMAB A/S	6.250%	12/15/2032	605	620
[4]	GENMAB A/S	7.250%	12/15/2033	210	221
					841
France (0.5%)
[4]	Altice France SA	6.500%	4/15/2032	623	598
[4]	Opal Bidco SAS	6.500%	3/31/2032	940	963
[4]	SNF Group SACA	3.125%	3/15/2027	410	403
[4]	SNF Group SACA	3.375%	3/15/2030	220	205
					2,169
Germany (0.7%)
	Deutsche Bank AG	6.819%	11/20/2029	49	52
	Deutsche Bank AG	4.999%	9/11/2030	810	822
	Deutsche Bank AG	4.950%	8/4/2031	324	327
[4]	TK Elevator US Newco Inc.	5.250%	7/15/2027	400	401
[4]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	200	201
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	1,325	1,341
					3,144
Guatemala (0.1%)
[4]	Energuate Trust 2 0	6.350%	9/15/2035	650	649
Hong Kong (0.1%)
[4]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	240	240
Ireland (0.7%)
	AerCap Ireland Capital DAC	5.750%	6/6/2028	150	155
	AerCap Ireland Capital DAC	4.375%	11/15/2030	164	164
[4]	Flutter Treasury DAC	5.875%	6/4/2031	705	715
[4]	GGAM Finance Ltd.	8.000%	2/15/2027	375	384
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	235	249
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	400	426
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	206
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	670	694
					2,993
Israel (0.3%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	252	249
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	15	15
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	505	529
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	225	170
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	295	306
					1,269
Italy (0.3%)
[4]	Enel Finance International NV	4.125%	9/30/2028	1,410	1,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Japan (0.6%)
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	315	324
[4]	Kioxia Holdings Corp.	6.625%	7/24/2033	110	114
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	200	206
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	750	773
[5]	Mizuho Financial Group Inc.	2.201%	7/10/2031	50	45
[4]	Nippon Life Insurance Co.	6.500%	4/30/2055	200	215
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	250	265
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	475	506
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	50	46
					2,904
Macao (0.7%)
[4]	MGM China Holdings Ltd.	4.750%	2/1/2027	150	149
[4]	MGM China Holdings Ltd.	7.125%	6/26/2031	455	481
[4]	Studio City Co. Ltd.	7.000%	2/15/2027	50	50
[4]	Studio City Finance Ltd.	5.000%	1/15/2029	1,100	1,058
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	40	40
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	585	579
[4]	Wynn Macau Ltd.	6.750%	2/15/2034	735	746
					3,103
Netherlands (0.2%)
	NXP BV	5.000%	1/15/2033	100	101
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	280	268
[4]	Trivium Packaging Finance BV	8.250%	7/15/2030	126	135
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	125	136
[4]	VZ Secured Financing BV	5.000%	1/15/2032	15	14
[4]	Ziggo BV	4.875%	1/15/2030	75	71
					725
Poland (0.1%)
[4]	Canpack SA	3.875%	11/15/2029	520	497
Saudi Arabia (0.1%)
	Suci Second Investment Co.	4.375%	9/10/2027	600	601
South Africa (0.0%)
[5]	Bidvest Group UK plc	6.200%	9/17/2032	200	204
Spain (0.0%)
	Banco Santander SA	6.607%	11/7/2028	100	107
	Banco Santander SA	6.921%	8/8/2033	50	55
					162
Switzerland (0.5%)
	Credit Suisse USA LLC	7.125%	7/15/2032	120	137
[4]	UBS Group AG	3.869%	1/12/2029	64	64
[4]	UBS Group AG	4.151%	12/23/2029	605	604
[4]	UBS Group AG	4.398%	9/23/2031	320	319
[4]	UBS Group AG	4.844%	11/6/2033	258	258
[4]	UBS Group AG	5.580%	5/9/2036	310	322
[4]	UBS Group AG	5.010%	3/23/2037	405	401
					2,105
Turkiye (0.1%)
[4]	Turk Telekomunikasyon A/S	6.950%	10/7/2032	340	347
United Arab Emirates (0.1%)
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	280	253
United Kingdom (2.5%)
	Barclays plc	5.674%	3/12/2028	200	204
	Barclays plc	4.837%	9/10/2028	120	121
	Barclays plc	5.086%	2/25/2029	200	204
	BAT Capital Corp.	2.259%	3/25/2028	2,070	1,992
	BAT Capital Corp.	6.343%	8/2/2030	1,150	1,244
	BAT Capital Corp.	4.625%	3/22/2033	385	382
	BAT Capital Corp.	6.421%	8/2/2033	200	221
	BAT Capital Corp.	5.625%	8/15/2035	500	521
	BAT International Finance plc	5.931%	2/2/2029	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Belron UK Finance plc	5.750%	10/15/2029	325	332
[4]	Brightstar Lottery plc	5.750%	1/15/2033	115	114
[4]	California Buyer Ltd.	6.375%	2/15/2032	240	240
	Diageo Capital plc	5.500%	1/24/2033	100	105
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	890	902
[4]	Howden UK Refinance plc	7.250%	2/15/2031	470	484
[4]	Howden UK Refinance plc	8.125%	2/15/2032	1,025	1,057
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	4.619%	11/6/2031	580	581
	HSBC Holdings plc	2.804%	5/24/2032	150	137
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	200	202
[4]	Imperial Brands Finance plc	5.625%	7/1/2035	500	513
	National Grid plc	5.602%	6/12/2028	70	72
	Santander UK Group Holdings plc	4.320%	9/22/2029	744	745
[4]	Virgin Media Finance plc	5.000%	7/15/2030	200	176
[4]	Virgin Media Secured Finance plc	5.500%	5/15/2029	150	148
[4]	Virgin Media Secured Finance plc	4.500%	8/15/2030	140	130
					11,136
United States (54.4%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	1,035	1,078
[4]	Acushnet Co.	5.625%	12/1/2033	220	223
[4]	ADT Security Corp.	5.875%	10/15/2033	370	375
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	490	493
[4]	Advance Auto Parts Inc.	7.375%	8/1/2033	510	513
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	280	286
	AEP Texas Inc.	5.450%	5/15/2029	75	78
	AEP Texas Inc.	5.400%	6/1/2033	50	52
	AES Corp.	2.450%	1/15/2031	100	91
[4]	Albertsons Cos. Inc.	5.875%	2/15/2028	400	401
[4]	Albertsons Cos. Inc.	6.500%	2/15/2028	200	204
[4]	Albertsons Cos. Inc.	5.500%	3/31/2031	200	202
[4]	Alcoa Nederland Holding BV	6.125%	5/15/2028	50	50
	Allegion plc	3.500%	10/1/2029	56	55
[4]	Alliant Energy Finance LLC	5.400%	6/6/2027	250	253
[4]	Alliant Holdings Intermediate LLC	5.875%	11/1/2029	200	200
[4]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	107	111
[4]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	75	77
[4]	Alliant Holdings Intermediate LLC	7.375%	10/1/2032	198	206
[4]	Allied Universal Holdco LLC	6.875%	6/15/2030	595	619
[4]	Allison Transmission Inc.	4.750%	10/1/2027	510	509
[4]	Allison Transmission Inc.	5.875%	12/1/2033	245	248
	Ally Financial Inc.	5.737%	5/15/2029	85	87
[4]	Alumina Pty Ltd.	6.125%	3/15/2030	50	52
[4]	Alumina Pty Ltd.	6.375%	9/15/2032	840	872
	Amazon.com Inc.	4.100%	11/20/2030	370	370
	Amazon.com Inc.	4.650%	11/20/2035	255	254
[4]	AMC Networks Inc.	10.250%	1/15/2029	805	844
	AMC Networks Inc.	4.250%	2/15/2029	374	331
[4]	AMC Networks Inc.	10.500%	7/15/2032	210	232
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	230	233
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	170	174
	Ameren Illinois Co.	4.950%	6/1/2033	50	51
[4]	American Airlines Inc.	5.500%	4/20/2026	21	21
[4]	American Airlines Inc.	7.250%	2/15/2028	94	96
[4]	American Airlines Inc.	5.750%	4/20/2029	1,105	1,125
[4]	American Airlines Inc.	8.500%	5/15/2029	590	616
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	125	120
[4]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	55	56
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	125	124
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	275	265
	American Electric Power Co. Inc.	5.200%	1/15/2029	190	196
	American Homes 4 Rent LP	4.950%	6/15/2030	65	66
	American Tower Corp.	2.100%	6/15/2030	50	45
	Ameriprise Financial Inc.	5.200%	4/15/2035	90	92
[4]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	150	158
	Amgen Inc.	5.250%	3/2/2030	115	119
[4]	Amkor Technology Inc.	5.875%	10/1/2033	200	205
	Amphenol Corp.	3.900%	11/15/2028	79	79
	Amphenol Corp.	4.125%	11/15/2030	129	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amphenol Corp.	4.400%	2/15/2033	70	69
	Amphenol Corp.	4.625%	2/15/2036	155	152
[4]	AmWINS Group Inc.	6.375%	2/15/2029	375	385
[4]	AmWINS Group Inc.	4.875%	6/30/2029	140	138
[4]	Antero Midstream Partners LP	6.625%	2/1/2032	105	109
[4]	Antero Midstream Partners LP	5.750%	10/15/2033	390	392
	Aon North America Inc.	5.150%	3/1/2029	190	196
	Aon North America Inc.	5.450%	3/1/2034	120	125
	Apollo Debt Solutions BDC	6.900%	4/13/2029	80	84
	Apollo Global Management Inc.	5.150%	8/12/2035	82	82
	Apollo Global Management Inc.	6.000%	12/15/2054	114	113
[4]	Arcosa Inc.	6.875%	8/15/2032	120	126
[4]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	560	527
[4,10]	Ardagh Metal Packaging Finance USA LLC	5.000%	1/30/2031	400	474
[4]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	250	256
	Ares Capital Corp.	5.875%	3/1/2029	70	72
	Ares Capital Corp.	5.950%	7/15/2029	318	327
	Ares Strategic Income Fund	5.700%	3/15/2028	100	101
	Ares Strategic Income Fund	6.350%	8/15/2029	14	14
	Arizona Public Service Co.	5.550%	8/1/2033	590	617
[4]	Asbury Automotive Group Inc.	4.625%	11/15/2029	200	197
[4]	Asbury Automotive Group Inc.	5.000%	2/15/2032	50	49
[4]	Ascent Resources Utica Holdings LLC	5.875%	6/30/2029	240	241
[4]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	1,200	1,241
[4]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	300	310
[4]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	425	441
	AT&T Inc.	2.750%	6/1/2031	155	142
[4]	AthenaHealth Group Inc.	6.500%	2/15/2030	140	140
	Athene Holding Ltd.	6.625%	10/15/2054	278	277
	AutoZone Inc.	6.250%	11/1/2028	40	42
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	215	227
[4]	Axalta Coating Systems LLC	4.750%	6/15/2027	160	160
[4]	Axon Enterprise Inc.	6.250%	3/15/2033	25	26
	Ball Corp.	6.000%	6/15/2029	35	36
	Ball Corp.	2.875%	8/15/2030	60	55
	Ball Corp.	5.500%	9/15/2033	710	723
[5]	Bank of America Corp.	3.970%	3/5/2029	50	50
[5]	Bank of America Corp.	2.087%	6/14/2029	100	95
[5]	Bank of America Corp.	4.271%	7/23/2029	90	90
[5]	Bank of America Corp.	3.194%	7/23/2030	100	97
	Bank of America Corp.	2.572%	10/20/2032	180	162
[5]	Bank of America Corp.	5.015%	7/22/2033	780	795
	Bank of America Corp.	5.518%	10/25/2035	200	205
	Bank of America Corp.	5.744%	2/12/2036	380	396
	Bank of New York Mellon Corp.	4.543%	2/1/2029	100	101
	Bank of New York Mellon Corp.	5.060%	7/22/2032	103	107
[5]	Bank of New York Mellon Corp.	5.834%	10/25/2033	100	108
[5]	Bank of New York Mellon Corp.	6.474%	10/25/2034	110	123
[5]	Bank of New York Mellon Corp.	5.188%	3/14/2035	140	144
	Bank of New York Mellon Corp.	5.316%	6/6/2036	435	451
[4]	Bath & Body Works Inc.	6.625%	10/1/2030	100	102
	Bath & Body Works Inc.	6.875%	11/1/2035	580	587
[4]	Bausch + Lomb Corp.	8.375%	10/1/2028	74	77
[4]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	45	47
	Becton Dickinson & Co.	4.874%	2/8/2029	100	102
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	90	88
	Berry Global Inc.	5.650%	1/15/2034	14	15
[4]	Big River Steel LLC	6.625%	1/31/2029	615	617
[4]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/2032	69	59
	Blackstone Secured Lending Fund	5.350%	4/13/2028	38	38
	Block Inc.	2.750%	6/1/2026	20	20
[4]	Block Inc.	5.625%	8/15/2030	350	357
	Block Inc.	6.500%	5/15/2032	380	395
[4]	Block Inc.	6.000%	8/15/2033	525	539
[4]	Blue Racer Midstream LLC	6.625%	7/15/2026	200	200
[4]	Blue Racer Midstream LLC	7.000%	7/15/2029	185	193
[4]	Blue Racer Midstream LLC	7.250%	7/15/2032	85	90
	Boeing Co.	5.040%	5/1/2027	1,710	1,728
	Boeing Co.	6.298%	5/1/2029	1,520	1,614
	Boeing Co.	5.150%	5/1/2030	870	894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	3.625%	2/1/2031	465	447
	Boeing Co.	3.600%	5/1/2034	300	273
	Boeing Co.	6.528%	5/1/2034	300	332
[4]	Boost Newco Borrower LLC	7.500%	1/15/2031	110	117
	BorgWarner Inc.	4.950%	8/15/2029	40	41
	Boyd Gaming Corp.	4.750%	12/1/2027	400	399
[4]	Boyd Gaming Corp.	4.750%	6/15/2031	300	293
	BP Capital Markets America Inc.	4.893%	9/11/2033	350	356
	Brandywine Operating Partnership LP	8.875%	4/12/2029	680	733
	Brandywine Operating Partnership LP	6.125%	1/15/2031	120	117
[4]	Bread Financial Holdings Inc.	6.750%	5/15/2031	540	559
	Brixmor Operating Partnership LP	4.050%	7/1/2030	120	118
	Broadcom Inc.	4.600%	7/15/2030	1,276	1,296
	Broadcom Inc.	5.150%	11/15/2031	170	176
[4]	Broadcom Inc.	4.150%	4/15/2032	65	64
	Broadcom Inc.	3.419%	4/15/2033	90	83
	Brown & Brown Inc.	4.700%	6/23/2028	75	76
	Brown & Brown Inc.	5.650%	6/11/2034	100	103
[4]	Builders FirstSource Inc.	6.375%	3/1/2034	615	637
[4]	Builders FirstSource Inc.	6.750%	5/15/2035	120	126
[4]	BWX Technologies Inc.	4.125%	6/30/2028	325	320
[4]	BWX Technologies Inc.	4.125%	4/15/2029	200	195
[4]	Cable One Inc.	4.000%	11/15/2030	366	282
[4]	Caesars Entertainment Inc.	4.625%	10/15/2029	200	192
[4]	Caesars Entertainment Inc.	7.000%	2/15/2030	30	31
[4]	Caesars Entertainment Inc.	6.500%	2/15/2032	120	123
[4]	Caesars Entertainment Inc.	6.000%	10/15/2032	600	584
[4]	California Resources Corp.	7.000%	1/15/2034	640	632
[4]	Calpine Corp.	4.500%	2/15/2028	370	370
[4]	Calpine Corp.	4.625%	2/1/2029	320	320
	Capital One Financial Corp.	6.312%	6/8/2029	85	89
	Capital One Financial Corp.	5.700%	2/1/2030	165	172
	Capital One Financial Corp.	3.273%	3/1/2030	150	146
	Capital One Financial Corp.	6.051%	2/1/2035	60	64
	Capital One Financial Corp.	6.183%	1/30/2036	241	252
	Capital One Financial Corp.	5.197%	9/11/2036	180	179
	Carlyle Group Inc.	5.050%	9/19/2035	147	145
[4]	Carnival Corp.	4.000%	8/1/2028	50	49
[4]	Carnival Corp.	5.125%	5/1/2029	570	577
[4]	Carnival Corp.	5.750%	3/15/2030	320	329
[4]	Carnival Corp.	5.875%	6/15/2031	442	457
[4]	Carnival Corp.	5.750%	8/1/2032	153	157
[4]	Carpenter Technology Corp.	5.625%	3/1/2034	120	122
[4]	CCO Holdings LLC	5.125%	5/1/2027	250	250
[4]	CCO Holdings LLC	5.000%	2/1/2028	180	179
[4]	CCO Holdings LLC	4.750%	3/1/2030	1,355	1,296
[4]	CCO Holdings LLC	4.500%	8/15/2030	1,485	1,399
[4]	CCO Holdings LLC	4.250%	2/1/2031	300	276
[4]	CCO Holdings LLC	4.750%	2/1/2032	30	27
	CCO Holdings LLC	4.500%	5/1/2032	1,270	1,140
	Centene Corp.	3.375%	2/15/2030	80	74
[4]	Central Parent Inc.	7.250%	6/15/2029	50	42
[4]	Central Parent LLC	8.000%	6/15/2029	195	169
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	430	464
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	620	599
	Charles Schwab Corp.	5.643%	5/19/2029	60	62
	Charles Schwab Corp.	6.196%	11/17/2029	70	74
	Charles Schwab Corp.	6.136%	8/24/2034	182	198
[4]	Chart Industries Inc.	7.500%	1/1/2030	20	21
[4]	Chart Industries Inc.	9.500%	1/1/2031	210	223
	Charter Communications Operating LLC	3.750%	2/15/2028	700	690
	Charter Communications Operating LLC	4.200%	3/15/2028	380	378
	Charter Communications Operating LLC	6.100%	6/1/2029	412	430
	Charter Communications Operating LLC	6.650%	2/1/2034	714	753
	Charter Communications Operating LLC	6.384%	10/23/2035	294	303
	Charter Communications Operating LLC	6.484%	10/23/2045	115	108
	Chemours Co.	5.375%	5/15/2027	100	100
[4]	Chemours Co.	5.750%	11/15/2028	80	78
[4]	Chemours Co.	4.625%	11/15/2029	775	703
	Cheniere Energy Partners LP	4.000%	3/1/2031	130	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Energy Partners LP	5.950%	6/30/2033	5	5
[4]	Cheniere Energy Partners LP	5.550%	10/30/2035	210	215
[4]	Chord Energy Corp.	6.000%	10/1/2030	480	485
[4]	Chord Energy Corp.	6.750%	3/15/2033	125	129
	Chubb INA Holdings LLC	4.900%	8/15/2035	120	121
[4]	Churchill Downs Inc.	5.500%	4/1/2027	80	80
[4]	Churchill Downs Inc.	4.750%	1/15/2028	700	697
[4]	Churchill Downs Inc.	5.750%	4/1/2030	65	66
[4]	Churchill Downs Inc.	6.750%	5/1/2031	200	207
[4]	Cipher Compute LLC	7.125%	11/15/2030	180	184
	Citigroup Inc.	4.643%	5/7/2028	1,035	1,043
	Citigroup Inc.	4.125%	7/25/2028	75	75
	Citigroup Inc.	4.503%	9/11/2031	856	858
	Citigroup Inc.	5.174%	9/11/2036	270	273
	Citizens Financial Group Inc.	5.253%	3/5/2031	87	89
[4]	Civitas Resources Inc.	8.375%	7/1/2028	170	175
[4]	Civitas Resources Inc.	8.625%	11/1/2030	225	236
[4]	Civitas Resources Inc.	8.750%	7/1/2031	95	99
[4]	Civitas Resources Inc.	9.625%	6/15/2033	1,060	1,143
[4]	Clarios Global LP	6.750%	2/15/2030	1,100	1,149
[4]	Clarios Global LP	6.750%	9/15/2032	100	104
[4]	Clean Harbors Inc.	5.125%	7/15/2029	700	701
[4]	Clean Harbors Inc.	6.375%	2/1/2031	20	21
[4]	Clean Harbors Inc.	5.750%	10/15/2033	355	364
[4]	Clearway Energy Operating LLC	4.750%	3/15/2028	625	623
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	125	117
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	124	113
[4]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	1,055	1,039
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	100	103
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	605	638
[4]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	230	241
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	504	511
[4]	Cloud Software Group Inc.	9.000%	9/30/2029	160	167
[4]	Cloud Software Group Inc.	8.250%	6/30/2032	1,115	1,167
[4]	CNX Resources Corp.	6.000%	1/15/2029	140	141
[4]	CNX Resources Corp.	7.375%	1/15/2031	9	9
[4]	CNX Resources Corp.	7.250%	3/1/2032	729	762
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	75	77
	Commercial Metals Co.	4.125%	1/15/2030	90	87
[4]	Commercial Metals Co.	5.750%	11/15/2033	280	286
[4]	Commercial Metals Co.	6.000%	12/15/2035	150	154
[4]	Community Health Systems Inc.	10.875%	1/15/2032	509	556
[4]	Community Health Systems Inc.	9.750%	1/15/2034	265	278
	Constellation Brands Inc.	2.250%	8/1/2031	50	44
	Consumers Energy Co.	5.050%	5/15/2035	360	366
	COPT Defense Properties LP	4.500%	10/15/2030	31	31
	Corebridge Financial Inc.	3.850%	4/5/2029	10	10
	Corebridge Financial Inc.	3.900%	4/5/2032	60	57
	Coterra Energy Inc.	5.400%	2/15/2035	210	213
	Cotiviti Inc.	7.625%	5/1/2031	715	692
[4]	Credit Acceptance Corp.	6.625%	3/15/2030	920	924
[4]	Crescent Energy Finance LLC	7.750%	7/31/2029	180	180
[4]	Crescent Energy Finance LLC	7.875%	4/15/2032	65	64
	CRH America Finance Inc.	4.400%	2/9/2031	395	395
[4]	Crown Americas LLC	5.875%	6/1/2033	1,220	1,248
	Crown Castle Inc.	3.300%	7/1/2030	570	540
[4]	CSC Holdings LLC	11.750%	1/31/2029	95	71
[4]	CSC Holdings LLC	4.125%	12/1/2030	180	111
[4]	CSC Holdings LLC	3.375%	2/15/2031	325	197
[4]	CSC Holdings LLC	4.500%	11/15/2031	175	106
	CVS Health Corp.	4.300%	3/25/2028	93	93
	CVS Health Corp.	5.400%	6/1/2029	660	683
	CVS Health Corp.	5.250%	2/21/2033	80	82
	CVS Health Corp.	5.300%	6/1/2033	120	124
	CVS Health Corp.	5.700%	6/1/2034	120	126
	Dana Inc.	5.625%	6/15/2028	20	20
	Dana Inc.	4.250%	9/1/2030	230	223
	Dana Inc.	4.500%	2/15/2032	155	149
[4]	DaVita Inc.	4.625%	6/1/2030	475	462
[4]	DaVita Inc.	3.750%	2/15/2031	220	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	DaVita Inc.	6.875%	9/1/2032	490	509
[4]	DaVita Inc.	6.750%	7/15/2033	95	99
	Dell International LLC	4.750%	10/6/2032	162	162
[4]	Delta Air Lines Inc.	4.750%	10/20/2028	467	469
[4]	Diamond Foreign Asset Co.	8.500%	10/1/2030	715	759
[4]	Directv Financing LLC	5.875%	8/15/2027	39	39
[4]	Directv Financing LLC	8.875%	2/1/2030	355	360
[4]	Directv Financing LLC	10.000%	2/15/2031	775	792
[4]	DISH Network Corp.	11.750%	11/15/2027	234	244
[5]	DTE Energy Co.	3.400%	6/15/2029	50	49
	Duke Energy Progress LLC	3.400%	4/1/2032	50	47
	Duke Energy Progress LLC	5.250%	3/15/2033	330	343
	Eastman Chemical Co.	5.000%	8/1/2029	295	301
[4]	EF Holdco	7.375%	9/30/2030	275	277
[4]	Element Solutions Inc.	3.875%	9/1/2028	715	699
	Elevance Health Inc.	5.150%	6/15/2029	70	72
	Elevance Health Inc.	5.375%	6/15/2034	400	413
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	150	153
[4]	Endo Finance Holdings Inc.	8.500%	4/15/2031	130	137
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	672	664
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	575	550
[4]	Energizer Holdings Inc.	6.000%	9/15/2033	405	388
	Energy Transfer LP	4.400%	3/15/2027	70	70
[5]	Energy Transfer LP	5.500%	6/1/2027	164	167
	Energy Transfer LP	5.250%	4/15/2029	160	164
	Energy Transfer LP	5.200%	4/1/2030	250	258
	Energy Transfer LP	6.400%	12/1/2030	165	178
[4]	Enpro Inc.	6.125%	6/1/2033	310	320
[4]	Entegris Inc.	4.375%	4/15/2028	580	576
[4]	Entegris Inc.	4.750%	4/15/2029	55	55
[4]	Entegris Inc.	5.950%	6/15/2030	250	255
	EOG Resources Inc.	4.400%	1/15/2031	240	241
	EQT Corp.	4.500%	1/15/2029	5	5
	Equinix Inc.	3.900%	4/15/2032	510	490
[4]	Excelerate Energy LP	8.000%	5/15/2030	535	565
	Exelon Corp.	3.350%	3/15/2032	20	19
	Extra Space Storage LP	5.700%	4/1/2028	50	52
	Extra Space Storage LP	5.900%	1/15/2031	130	138
	Extra Space Storage LP	4.950%	1/15/2033	155	157
[4]	Fair Isaac Corp.	5.250%	5/15/2026	100	100
[4]	Fair Isaac Corp.	4.000%	6/15/2028	650	641
[4]	Fair Isaac Corp.	6.000%	5/15/2033	160	164
	Ferguson Enterprises Inc.	4.350%	3/15/2031	450	448
	Fifth Third Bancorp	3.950%	3/14/2028	100	100
	Fifth Third Bancorp	4.055%	4/25/2028	586	585
	Fifth Third Bancorp	6.339%	7/27/2029	100	105
	Fifth Third Bancorp	4.895%	9/6/2030	130	132
[4]	First Student Bidco Inc.	4.000%	7/31/2029	370	359
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	80	77
[4]	FirstEnergy Transmission LLC	4.750%	1/15/2033	78	78
	FirstEnergy Transmission LLC	5.000%	1/15/2035	200	201
[4]	Flash Compute LLC	7.250%	12/31/2030	175	173
	FMC Corp.	5.650%	5/18/2033	230	202
	FMC Corp.	8.450%	11/1/2055	475	377
[4]	Focus Financial Partners LLC	6.750%	9/15/2031	365	377
	Ford Motor Co.	9.625%	4/22/2030	5	6
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	110	108
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	320	334
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	95	102
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	209
[4]	Fortrea Holdings Inc.	7.500%	7/1/2030	39	40
[4]	Foundry JV Holdco LLC	5.500%	1/25/2031	2,200	2,271
[4]	Foundry JV Holdco LLC	6.150%	1/25/2032	750	794
[4]	Foundry JV Holdco LLC	5.900%	1/25/2033	600	628
	Fox Corp.	4.709%	1/25/2029	1,230	1,246
[4]	Freedom Mortgage Corp.	12.250%	10/1/2030	200	222
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	275	288
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	200	200
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	600	645
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	300	316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	190	197
[4]	Frontier Communications Holdings LLC	5.000%	5/1/2028	160	160
[4]	Frontier Communications Holdings LLC	6.750%	5/1/2029	100	101
[4]	Frontier Communications Holdings LLC	8.625%	3/15/2031	130	137
[4]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	270	287
[4]	Gates Corp.	6.875%	7/1/2029	885	920
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	50	51
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	110	112
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	100	104
[4]	Gen Digital Inc.	6.250%	4/1/2033	125	129
	General Electric Co.	4.900%	1/29/2036	196	199
	General Motors Financial Co. Inc.	5.000%	4/9/2027	125	126
	General Motors Financial Co. Inc.	5.350%	7/15/2027	45	46
	General Motors Financial Co. Inc.	3.850%	1/5/2028	50	50
	General Motors Financial Co. Inc.	5.050%	4/4/2028	1,400	1,425
	General Motors Financial Co. Inc.	2.400%	10/15/2028	535	510
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,000	1,043
	General Motors Financial Co. Inc.	5.550%	7/15/2029	165	171
	General Motors Financial Co. Inc.	5.850%	4/6/2030	60	63
	General Motors Financial Co. Inc.	3.600%	6/21/2030	60	58
	General Motors Financial Co. Inc.	5.750%	2/8/2031	165	174
	General Motors Financial Co. Inc.	5.625%	4/4/2032	90	94
	General Motors Financial Co. Inc.	6.400%	1/9/2033	60	65
[4]	Genesee & Wyoming Inc.	6.250%	4/15/2032	170	176
	Genesis Energy LP	8.250%	1/15/2029	300	313
	Genesis Energy LP	8.000%	5/15/2033	130	135
	Georgia Power Co.	4.950%	5/17/2033	122	124
[4]	Global Atlantic Fin Co.	7.950%	6/15/2033	230	262
	Goldman Sachs Group Inc.	4.153%	10/21/2029	2,070	2,069
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,000	1,014
	Goldman Sachs Group Inc.	4.939%	10/21/2036	674	669
	Golub Capital Private Credit Fund	5.875%	5/1/2030	123	125
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	160	156
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	543	556
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	205	194
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	500	498
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	150	141
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	365	371
[4]	Gray Media Inc.	9.625%	7/15/2032	385	400
[4]	Gray Media Inc.	7.250%	8/15/2033	165	169
	Haleon US Capital LLC	3.625%	3/24/2032	15	14
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	1,635	1,656
	HCA Inc.	5.250%	3/1/2030	140	145
	HCA Inc.	4.300%	11/15/2030	400	398
	HCA Inc.	5.450%	4/1/2031	165	172
	HCA Inc.	3.625%	3/15/2032	100	94
	HCA Inc.	4.600%	11/15/2032	520	516
	HCA Inc.	4.900%	11/15/2035	60	59
[4]	Herc Holdings Inc.	6.625%	6/15/2029	105	109
[4]	Herc Holdings Inc.	7.000%	6/15/2030	260	273
[4]	Herc Holdings Inc.	5.750%	3/15/2031	370	375
[4]	Herc Holdings Inc.	7.250%	6/15/2033	365	387
[4]	Herc Holdings Inc.	6.000%	3/15/2034	100	101
	Hess Corp.	7.875%	10/1/2029	55	62
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	120	124
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	272	272
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	79	79
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	92	93
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	140	139
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	120	121
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	505	501
	Highwoods Realty LP	2.600%	2/1/2031	100	90
	Highwoods Realty LP	7.650%	2/1/2034	108	123
	Hillenbrand Inc.	6.250%	2/15/2029	150	154
[4]	Hilton Domestic Operating Co. Inc.	4.000%	5/1/2031	350	335
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	490	504
[4]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	440	450
[4]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	337	340
	Host Hotels & Resorts LP	4.250%	12/15/2028	480	480
[4]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	200	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	205	210
	HPS Corporate Lending Fund	5.450%	1/14/2028	710	718
[4]	HPS Corporate Lending Fund	4.900%	9/11/2028	379	377
	HPS Corporate Lending Fund	6.750%	1/30/2029	70	73
	HSBC USA Inc.	4.650%	6/3/2028	240	244
[4]	HUB International Ltd.	7.250%	6/15/2030	50	52
[4]	HUB International Ltd.	7.375%	1/31/2032	155	163
	Hudson Pacific Properties LP	3.950%	11/1/2027	45	43
	Hudson Pacific Properties LP	5.950%	2/15/2028	500	493
	Huntington Bancshares Inc.	6.208%	8/21/2029	130	136
	Huntington Bancshares Inc.	5.709%	2/2/2035	162	169
	Huntington Bancshares Inc.	2.487%	8/15/2036	50	43
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	130	134
	Huntington National Bank	4.871%	4/12/2028	250	252
[4]	Imola Merger Corp.	4.750%	5/15/2029	1,065	1,052
	Intel Corp.	4.875%	2/10/2028	80	81
	Intel Corp.	2.450%	11/15/2029	426	398
	Intel Corp.	5.125%	2/10/2030	4,000	4,101
	Intel Corp.	2.000%	8/12/2031	54	47
	Intel Corp.	4.150%	8/5/2032	120	116
	Intel Corp.	5.200%	2/10/2033	105	107
	Intel Corp.	5.150%	2/21/2034	89	90
	Intercontinental Exchange Inc.	2.100%	6/15/2030	40	37
[4]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	755	752
[4]	IQVIA Inc.	6.250%	6/1/2032	440	460
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	100	105
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	1,052	1,160
[4]	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,599	1,597
[4]	JetBlue Airways Corp.	9.875%	9/20/2031	1,020	1,027
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	235	240
[4]	JH North America Holdings Inc.	6.125%	7/31/2032	150	154
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,710	1,727
[5]	JPMorgan Chase & Co.	4.005%	4/23/2029	50	50
	JPMorgan Chase & Co.	5.012%	1/23/2030	270	277
	JPMorgan Chase & Co.	4.603%	10/22/2030	160	162
	JPMorgan Chase & Co.	5.140%	1/24/2031	260	269
[4]	Kaiser Aluminum Corp.	4.500%	6/1/2031	150	145
[4]	Kaiser Aluminum Corp.	5.875%	3/1/2034	90	90
	KB Home	7.250%	7/15/2030	30	31
[4]	KeHE Distributors LLC	9.000%	2/15/2029	540	568
	KeyBank NA	5.000%	1/26/2033	50	50
	Kinder Morgan Inc.	5.150%	6/1/2030	140	145
	Kinder Morgan Inc.	5.850%	6/1/2035	200	212
[4]	Kinetik Holdings LP	6.625%	12/15/2028	305	314
[4]	Kinetik Holdings LP	5.875%	6/15/2030	15	15
	Kraft Heinz Foods Co.	3.750%	4/1/2030	159	156
	L3Harris Technologies Inc.	5.250%	6/1/2031	160	166
	Lamar Media Corp.	3.750%	2/15/2028	200	196
	Lamar Media Corp.	4.000%	2/15/2030	400	386
[4]	Lamar Media Corp.	5.375%	11/1/2033	200	199
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	898	868
[4]	Level 3 Financing Inc.	3.875%	11/15/2029	45	39
[4]	LifePoint Health Inc.	11.000%	10/15/2030	190	208
[4]	LifePoint Health Inc.	10.000%	6/1/2032	100	106
[4]	Light & Wonder International Inc.	7.500%	9/1/2031	290	303
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	280	283
[4]	Lithia Motors Inc.	4.625%	12/15/2027	70	70
[4]	Lithia Motors Inc.	3.875%	6/1/2029	70	68
[4]	Live Nation Entertainment Inc.	6.500%	5/15/2027	110	111
[4]	Live Nation Entertainment Inc.	3.750%	1/15/2028	100	98
	Lowe's Cos. Inc.	4.000%	10/15/2028	325	326
	Lowe's Cos. Inc.	4.250%	3/15/2031	75	75
	Lowe's Cos. Inc.	4.500%	10/15/2032	460	458
	Lowe's Cos. Inc.	4.850%	10/15/2035	375	372
	M&T Bank Corp.	4.553%	8/16/2028	300	302
	M&T Bank Corp.	7.413%	10/30/2029	161	175
	M&T Bank Corp.	5.179%	7/8/2031	148	152
	M&T Bank Corp.	6.082%	3/13/2032	208	221
	M&T Bank Corp.	5.053%	1/27/2034	48	48
	M&T Bank Corp.	5.400%	7/30/2035	168	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Magnera Corp.	7.250%	11/15/2031	613	603
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
[4]	Mars Inc.	5.200%	3/1/2035	332	341
[4]	Matador Resources Co.	6.500%	4/15/2032	300	304
[4]	Matador Resources Co.	6.250%	4/15/2033	40	40
[4]	Match Group Holdings II LLC	4.625%	6/1/2028	172	170
[4]	Match Group Holdings II LLC	5.625%	2/15/2029	415	416
[4]	Match Group Holdings II LLC	4.125%	8/1/2030	358	339
[4]	McAfee Corp.	7.375%	2/15/2030	490	428
	McKesson Corp.	4.950%	5/30/2032	795	816
[4]	Medline Borrower LP	3.875%	4/1/2029	865	846
[4]	Medline Borrower LP	6.250%	4/1/2029	270	280
[4]	Medline Borrower LP	5.250%	10/1/2029	230	231
	Merck & Co. Inc.	4.150%	3/15/2031	420	419
	Meta Platforms Inc.	4.200%	11/15/2030	560	561
	Meta Platforms Inc.	4.600%	11/15/2032	224	226
	Meta Platforms Inc.	4.875%	11/15/2035	476	476
	MGM Resorts International	6.500%	4/15/2032	355	366
[4]	Midcontinent Communications	8.000%	8/15/2032	1,185	1,215
[4]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	80	82
[4]	MIWD Holdco II LLC	5.500%	2/1/2030	770	747
	Morgan Stanley	5.173%	1/16/2030	560	575
	Morgan Stanley	4.654%	10/18/2030	1,000	1,012
	Morgan Stanley	5.230%	1/15/2031	235	242
[5]	Morgan Stanley	4.356%	10/22/2031	1,021	1,018
	Morgan Stanley	5.466%	1/18/2035	50	52
	Morgan Stanley	5.664%	4/17/2036	245	258
[5]	Morgan Stanley Bank NA	4.968%	7/14/2028	822	834
	Motorola Solutions Inc.	5.200%	8/15/2032	245	253
	MPT Operating Partnership LP	3.500%	3/15/2031	70	51
[4]	MPT Operating Partnership LP	8.500%	2/15/2032	1,015	1,085
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	20	19
	Nasdaq Inc.	5.350%	6/28/2028	80	83
	Navient Corp.	4.875%	3/15/2028	58	57
	Navient Corp.	5.500%	3/15/2029	150	149
	Navient Corp.	9.375%	7/25/2030	235	261
[4]	NCL Corp. Ltd.	7.750%	2/15/2029	35	37
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	190	189
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	710	727
[4]	NCL Corp. Ltd.	6.250%	9/15/2033	75	75
[4]	NCL Finance Ltd.	6.125%	3/15/2028	150	154
	Newell Brands Inc.	6.375%	9/15/2027	124	125
[4]	Newell Brands Inc.	8.500%	6/1/2028	150	157
	Newell Brands Inc.	6.625%	9/15/2029	631	629
	Newell Brands Inc.	6.375%	5/15/2030	165	161
	Newell Brands Inc.	6.625%	5/15/2032	220	213
	Newell Brands Inc.	7.375%	4/1/2036	50	47
	Newell Brands Inc.	7.500%	4/1/2046	375	313
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	280	287
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	133	137
	NiSource Inc.	5.200%	7/1/2029	205	211
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	145	145
[4]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	135	134
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	785	785
	NNN REIT Inc.	5.600%	10/15/2033	50	52
	Northern Trust Corp.	4.150%	11/19/2030	87	87
	Northern Trust Corp.	5.117%	11/19/2040	88	88
	Northrop Grumman Corp.	5.250%	7/15/2035	80	83
[4]	Novelis Corp.	4.750%	1/30/2030	1,071	1,035
[4]	Novelis Corp.	3.875%	8/15/2031	591	537
[4]	Novelis Corp.	6.375%	8/15/2033	75	76
[4]	NRG Energy Inc.	5.750%	7/15/2029	110	111
[4]	NRG Energy Inc.	5.750%	1/15/2034	390	393
[4]	NRG Energy Inc.	6.250%	11/1/2034	300	308
[4]	NRG Energy Inc.	6.000%	1/15/2036	425	431
	OGE Energy Corp.	5.450%	5/15/2029	80	83
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	500	512
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	860	865
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	120	116
	OneMain Finance Corp.	3.500%	1/15/2027	440	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OneMain Finance Corp.	3.875%	9/15/2028	75	73
	OneMain Finance Corp.	6.625%	5/15/2029	400	414
	OneMain Finance Corp.	6.125%	5/15/2030	70	71
	OneMain Finance Corp.	6.500%	3/15/2033	290	292
	OneMain Finance Corp.	6.750%	9/15/2033	190	193
	ONEOK Inc.	5.800%	11/1/2030	55	58
	Oracle Corp.	4.450%	9/26/2030	509	498
	Oracle Corp.	5.200%	9/26/2035	523	502
[4]	Organon & Co.	4.125%	4/30/2028	251	245
[4]	Organon & Co.	6.750%	5/15/2034	920	829
[4]	Outfront Media Capital LLC	7.375%	2/15/2031	250	264
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	495	506
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	570	578
	Pacific Gas & Electric Co.	2.100%	8/1/2027	190	184
	Pacific Gas & Electric Co.	2.500%	2/1/2031	250	225
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	565	586
	Paramount Global	2.900%	1/15/2027	24	24
	Paramount Global	3.700%	6/1/2028	100	98
	Paramount Global	4.200%	5/19/2032	50	45
[4]	Park Intermediate Holdings LLC	7.000%	2/1/2030	90	92
[4]	Pattern Energy Operations LP	4.500%	8/15/2028	645	635
[4]	Penn Entertainment Inc.	4.125%	7/1/2029	140	130
[4]	Performance Food Group Inc.	5.500%	10/15/2027	270	270
[4]	Performance Food Group Inc.	4.250%	8/1/2029	960	941
[4]	Performance Food Group Inc.	6.125%	9/15/2032	355	366
[4]	Permian Resources Operating LLC	5.875%	7/1/2029	119	120
[4]	Permian Resources Operating LLC	9.875%	7/15/2031	17	18
[4]	Permian Resources Operating LLC	7.000%	1/15/2032	1,601	1,668
[4]	Permian Resources Operating LLC	6.250%	2/1/2033	135	139
	Pfizer Inc.	4.500%	11/15/2032	740	741
	Philip Morris International Inc.	3.875%	10/27/2028	150	150
	Philip Morris International Inc.	4.625%	11/1/2029	1,000	1,016
	Philip Morris International Inc.	5.125%	2/15/2030	50	52
	Philip Morris International Inc.	2.100%	5/1/2030	1,000	916
	Philip Morris International Inc.	4.250%	10/29/2032	310	305
	Philip Morris International Inc.	4.875%	4/30/2035	190	191
	Philip Morris International Inc.	4.625%	10/29/2035	50	49
	Phillips 66 Co.	5.250%	6/15/2031	85	88
[4]	Phinia Inc.	6.625%	10/15/2032	210	217
	Pinnacle West Capital Corp.	4.900%	5/15/2028	70	71
	Pioneer Natural Resources Co.	1.900%	8/15/2030	100	91
	PNC Financial Services Group Inc.	5.582%	6/12/2029	150	156
	PNC Financial Services Group Inc.	5.492%	5/14/2030	420	437
	PNC Financial Services Group Inc.	5.222%	1/29/2031	240	248
	PNC Financial Services Group Inc.	6.037%	10/28/2033	250	270
[4]	Post Holdings Inc.	6.250%	2/15/2032	190	195
[4]	Post Holdings Inc.	6.375%	3/1/2033	270	273
[4]	Post Holdings Inc.	6.500%	3/15/2036	640	641
	Prudential Financial Inc.	6.500%	3/15/2054	50	53
[4]	PSEG Power LLC	5.750%	5/15/2035	300	312
	Public Service Electric & Gas Co.	4.850%	8/1/2034	1,000	1,009
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	443
[4]	Qnity Electronics Inc.	5.750%	8/15/2032	135	138
[4]	Qnity Electronics Inc.	6.250%	8/15/2033	95	99
	Quest Diagnostics Inc.	4.200%	6/30/2029	50	50
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	550	572
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	640	668
[4]	QXO Building Products Inc.	6.750%	4/30/2032	640	669
[4]	Radiology Partners Inc.	8.500%	7/15/2032	405	423
	Range Resources Corp.	8.250%	1/15/2029	350	355
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	105	108
	Realty Income Corp.	2.700%	2/15/2032	45	41
	Regions Financial Corp.	5.722%	6/6/2030	647	674
	Regions Financial Corp.	5.502%	9/6/2035	191	197
	Revvity Inc.	3.300%	9/15/2029	69	66
[4]	RHP Hotel Properties LP	6.500%	4/1/2032	650	674
[4]	RHP Hotel Properties LP	6.500%	6/15/2033	125	130
[4]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	85	87
[4]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	110	112
[4]	Rocket Cos. Inc.	6.500%	8/1/2029	400	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	710	734
[4]	Rocket Cos. Inc.	7.125%	2/1/2032	75	79
[4]	Rocket Cos. Inc.	6.375%	8/1/2033	230	240
[4]	Rocket Mortgage LLC	2.875%	10/15/2026	185	182
[4]	Rocket Mortgage LLC	3.625%	3/1/2029	450	435
[4]	Rocket Mortgage LLC	3.875%	3/1/2031	295	280
[4]	Rocket Software Inc.	9.000%	11/28/2028	255	263
[4]	Rockies Express Pipeline LLC	6.750%	3/15/2033	90	95
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	300	296
	RTX Corp.	6.000%	3/15/2031	1,000	1,077
[4]	Ryan Specialty LLC	5.875%	8/1/2032	400	409
	Ryder System Inc.	4.300%	12/1/2030	66	66
	Ryder System Inc.	6.600%	12/1/2033	125	139
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	565	568
	Sabra Health Care LP	3.900%	10/15/2029	81	79
	SBA Communications Corp.	3.875%	2/15/2027	1,090	1,080
	SBA Communications Corp.	3.125%	2/1/2029	100	96
[4]	Science Applications International Corp.	5.875%	11/1/2033	230	233
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	515	473
[4]	Sealed Air Corp.	4.000%	12/1/2027	380	378
[4]	Sealed Air Corp.	6.125%	2/1/2028	160	163
[4]	Sealed Air Corp.	5.000%	4/15/2029	150	151
	Service Corp. International	3.375%	8/15/2030	480	449
	Service Corp. International	5.750%	10/15/2032	200	204
[4]	Service Properties Trust	0.000%	9/30/2027	590	533
	Service Properties Trust	5.500%	12/15/2027	115	113
	Service Properties Trust	8.375%	6/15/2029	930	936
[4]	Shift4 Payments LLC	6.750%	8/15/2032	130	134
[4]	Sirius XM Radio LLC	4.000%	7/15/2028	200	195
[4]	Six Flags Entertainment Corp.	6.625%	5/1/2032	130	131
	Sixth Street Lending Partners	6.125%	7/15/2030	190	195
[4]	SM Energy Co.	6.750%	8/1/2029	340	343
[4]	SM Energy Co.	7.000%	8/1/2032	535	526
[4]	Solstice Advanced Materials Inc.	5.625%	9/30/2033	225	227
	Southern California Edison Co.	5.200%	6/1/2034	120	121
[5]	Southern Co.	3.700%	4/30/2030	75	73
[5]	Southern Power Co.	4.250%	10/1/2030	170	170
[5]	Southern Power Co.	4.900%	10/1/2035	90	89
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	1,025	1,026
[4]	SS&C Technologies Inc.	6.500%	6/1/2032	300	312
[4]	Standard Building Solutions Inc.	6.500%	8/15/2032	90	93
[4]	Standard Building Solutions Inc.	6.250%	8/1/2033	60	61
[4]	Star Parent Inc.	9.000%	10/1/2030	290	310
[4]	Starwood Property Trust Inc.	5.250%	10/15/2028	100	101
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	115	121
[4]	Starwood Property Trust Inc.	6.000%	4/15/2030	205	210
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	100	104
	State Street Corp.	4.784%	10/23/2036	309	307
	Steel Dynamics Inc.	4.000%	12/15/2028	260	260
[4]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	255	258
[4]	Sunoco LP	7.000%	9/15/2028	175	181
[4]	Sunoco LP	5.625%	3/15/2031	915	920
[4]	Sunoco LP	6.250%	7/1/2033	275	282
[4]	Sunoco LP	7.875%	Perpetual	215	220
	Synopsys Inc.	4.650%	4/1/2028	110	112
	Synopsys Inc.	4.850%	4/1/2030	140	143
	Synopsys Inc.	5.000%	4/1/2032	130	133
	Synovus Bank	5.957%	1/15/2036	250	252
	Synovus Financial Corp.	6.168%	11/1/2030	217	225
[4]	Talen Energy Supply LLC	6.250%	2/1/2034	345	352
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	260	269
[4]	Tallgrass Energy Partners LP	7.375%	2/15/2029	585	605
[4]	Tallgrass Energy Partners LP	6.000%	12/31/2030	140	141
[4]	Tallgrass Energy Partners LP	6.750%	3/15/2034	780	779
	Targa Resources Corp.	6.150%	3/1/2029	105	111
	Targa Resources Corp.	4.900%	9/15/2030	210	214
	Targa Resources Corp.	6.500%	3/30/2034	105	115
	Tenet Healthcare Corp.	5.125%	11/1/2027	100	100
	Tenet Healthcare Corp.	6.125%	10/1/2028	138	139
	Tenet Healthcare Corp.	4.250%	6/1/2029	40	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	4.375%	1/15/2030	320	314
	Tenet Healthcare Corp.	6.125%	6/15/2030	520	533
	Tenet Healthcare Corp.	6.750%	5/15/2031	375	390
[4]	Tenet Healthcare Corp.	5.500%	11/15/2032	750	761
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	95	98
	T-Mobile USA Inc.	5.300%	5/15/2035	300	308
[4]	TopBuild Corp.	3.625%	3/15/2029	125	121
[4]	TopBuild Corp.	5.625%	1/31/2034	310	313
	Toyota Motor Credit Corp.	5.100%	3/21/2031	195	202
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	140	144
[4]	TransDigm Inc.	6.750%	8/15/2028	495	505
[4]	TransDigm Inc.	6.375%	3/1/2029	604	624
[4]	TransDigm Inc.	7.125%	12/1/2031	130	136
[4]	TransDigm Inc.	6.625%	3/1/2032	8	8
[4]	TransDigm Inc.	6.375%	5/31/2033	1,045	1,072
[4]	Transocean International Ltd.	8.250%	5/15/2029	435	438
[4]	Transocean International Ltd.	8.750%	2/15/2030	577	603
[4]	Transocean International Ltd.	8.500%	5/15/2031	35	35
[4]	Transocean International Ltd.	7.875%	10/15/2032	160	167
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	28	29
[5]	Truist Financial Corp.	7.161%	10/30/2029	60	65
[5]	Truist Financial Corp.	5.071%	5/20/2031	405	416
	Uber Technologies Inc.	4.300%	1/15/2030	90	91
	Uber Technologies Inc.	4.800%	9/15/2034	90	90
	Uber Technologies Inc.	4.800%	9/15/2035	200	198
[4]	UKG Inc.	6.875%	2/1/2031	910	937
	United Rentals North America Inc.	4.000%	7/15/2030	100	97
	UnitedHealth Group Inc.	4.950%	1/15/2032	200	205
	UnitedHealth Group Inc.	5.300%	6/15/2035	75	78
[4]	Univision Communications Inc.	8.000%	8/15/2028	25	26
[4]	Univision Communications Inc.	7.375%	6/30/2030	230	234
[4]	Univision Communications Inc.	8.500%	7/31/2031	940	981
[4]	Univision Communications Inc.	9.375%	8/1/2032	505	543
	US Bancorp	6.787%	10/26/2027	810	828
	US Bancorp	5.083%	5/15/2031	214	221
	US Bancorp	5.836%	6/12/2034	93	99
[4]	US Foods Inc.	6.875%	9/15/2028	15	15
[4]	US Foods Inc.	4.750%	2/15/2029	337	335
[4]	US Foods Inc.	5.750%	4/15/2033	115	117
[4]	USI Inc.	7.500%	1/15/2032	70	73
[4]	UWM Holdings LLC	6.625%	2/1/2030	105	106
[4]	Vail Resorts Inc.	5.625%	7/15/2030	225	229
[4]	Vail Resorts Inc.	6.500%	5/15/2032	575	597
[4]	Valaris Ltd.	8.375%	4/30/2030	340	354
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	640	601
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	1,135	1,178
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	345	343
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	700	723
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	90	92
[4]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	400	432
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	100	102
[4]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	540	552
[4]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	205	210
	Verizon Communications Inc.	1.680%	10/30/2030	50	44
	Verizon Communications Inc.	4.750%	1/15/2033	432	432
	Verizon Communications Inc.	6.400%	9/15/2033	400	441
[4]	Versant Media Group Inc.	7.250%	1/30/2031	200	206
	Virginia Electric & Power Co.	5.300%	8/15/2033	400	415
[4]	Vistra Operations Co. LLC	5.625%	2/15/2027	130	130
[4]	Vistra Operations Co. LLC	5.000%	7/31/2027	80	80
[4]	Vistra Operations Co. LLC	4.375%	5/1/2029	410	405
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	125	133
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	185	195
	VMware LLC	2.200%	8/15/2031	60	53
[5]	Warnermedia Holdings Inc.	4.279%	3/15/2032	245	215
[5]	Warnermedia Holdings Inc.	5.050%	3/15/2042	730	515
[5]	Warnermedia Holdings Inc.	5.141%	3/15/2052	170	112
[4]	Wayfair LLC	7.250%	10/31/2029	290	302
[4]	Wayfair LLC	7.750%	9/15/2030	300	319
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WESCO Distribution Inc.	6.625%	3/15/2032	160	168
[4]	WESCO Distribution Inc.	6.375%	3/15/2033	200	209
	Western Digital Corp.	4.750%	2/15/2026	80	80
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	150	153
[4]	WEX Inc.	6.500%	3/15/2033	125	128
	Whirlpool Corp.	6.125%	6/15/2030	140	140
	Whirlpool Corp.	6.500%	6/15/2033	1,209	1,172
	Williams Cos. Inc.	4.900%	3/15/2029	625	638
	Workday Inc.	3.800%	4/1/2032	500	478
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	785	745
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	260	267
[4]	WR Grace Holdings LLC	6.625%	8/15/2032	415	421
[4]	WULF Compute LLC	7.750%	10/15/2030	305	314
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	700	691
	X Corp.	9.500%	10/26/2029	435	433
[4]	XHR LP	4.875%	6/1/2029	75	74
[4]	XHR LP	6.625%	5/15/2030	75	77
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	145	143
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	680	697
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	275	289
					245,212
Zambia (0.2%)
[4]	First Quantum Minerals Ltd.	8.625%	6/1/2031	225	237
[4]	First Quantum Minerals Ltd.	8.000%	3/1/2033	385	411
[4]	First Quantum Minerals Ltd.	7.250%	2/15/2034	65	68
					716
Total Corporate Bonds (Cost $288,117)					293,153
Floating Rate Loan Interests (2.5%)
Germany (0.0%)
[6]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.947%	4/30/2030	70	70
United Kingdom (0.1%)
[6]	Boots Group Bidco Ltd. First Lien Closing Date Term Loan, TSFR3M + 3.500%	7.206%	8/30/2032	310	311
United States (2.4%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.134%	5/28/2032	124	125
[6]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.134%	4/20/2028	208	208
[6]	Asurion LLC First Lien Term Loan B-11, TSFR1M + 4.250%	8.066%	8/21/2028	196	196
[6]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	7.966%	9/19/2030	522	522
[6]	Asurion LLC Second Lien Term Loan B-3, TSFR1M + 5.250%	9.081%	1/31/2028	250	249
[6]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	6.466%	2/15/2029	199	199
[6]	Bausch + Lomb Corp. First Lien Third Amendment Term Loan, TSFR1M + 4.250%	7.966%	1/15/2031	589	591
[6]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR3M + 3.250%	6.922%	9/13/2032	100	101
[6]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.250%	6.120%	10/16/2031	262	263
[6]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.252%	7/6/2029	99	83
[6]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.966%	10/28/2032	100	100
[6]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	6.466%	1/28/2032	304	305
[6]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.216%	5/6/2030	398	399
[6]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.250%	6.922%	3/21/2031	150	150
[6]	Clydesdale Acquisition Holdings Inc. First Lien Incremental Closing Date Term Loan B, TSFR1M + 3.250%	6.966%	4/1/2032	1	1
[6]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	6.623%	3/26/2032	184	177
[6]	Dawn Bidco LLC First Lien Term Loan, TSFR12M + 3.500%	7.259%	8/20/2032	600	598
[6]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.466%	4/23/2031	1,000	992
[6]	First Student Bidco Inc. First Lien Term Loan B, TSFR3M + 2.500%	6.172%	8/15/2030	279	280
[6]	First Student Bidco Inc. First Lien Term Loan C, TSFR3M + 2.500%	6.172%	8/15/2030	51	51
[6]	Froneri US Inc. First Lien Term Loan B-6, TSFR6M + 2.250%	6.122%	9/30/2032	305	305
[6]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR1M + 2.500%	6.236%	7/1/2031	54	54
[6]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR6M + 3.000%	6.879%	9/13/2032	690	695
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.716%	3/1/2029	532	490
[6]	Medline Borrower LP First Lien Refinancing Term Loan, TSFR1M + 1.750%	5.466%	10/23/2030	254	255
[6]	OPAL US LLC First Lien Term Loan B-4, TSFR3M + 3.000%	6.686%	4/28/2032	294	296
[6]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR12M + 2.250%	6.233%	10/29/2032	120	120
[6]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.466%	11/28/2028	704	703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Sazerac Co. Inc. First Lien Incremental Term Loan B-1, TSFR1M + 2.500%	6.280%	6/25/2032	424	424
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.216%	7/31/2031	858	861
[6]	TransDigm Inc. First Lien Term Loan M, TSFR1M + 2.500%	6.216%	8/19/2032	249	250
[6]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.752%	5/6/2032	475	480
[6]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	5.466%	5/24/2030	87	86
[6]	X Corp. First Lien Term Loan B-1, TSFR6M + 6.500%	10.448%	10/26/2029	150	147
					10,756
Total Floating Rate Loan Interests (Cost $11,159)					11,137
Sovereign Bonds (10.4%)
Argentina (0.7%)
[5]	Argentine Republic	1.000%	7/9/2029	113	100
[5]	Argentine Republic	0.750%	7/9/2030	1,802	1,533
[5]	Argentine Republic	5.000%	1/9/2038	575	447
[5]	Argentine Republic	4.125%	7/9/2046	764	544
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	633	637
					3,261
Azerbaijan (0.1%)
[5,11]	Southern Gas Corridor CJSC	6.875%	3/24/2026	200	201
Benin (0.1%)
[5]	Benin Government Bond	8.375%	1/23/2041	500	527
Brazil (0.7%)
	Federative Republic of Brazil	5.500%	11/6/2030	582	591
	Federative Republic of Brazil	5.500%	2/4/2033	2,509	2,475
					3,066
Bulgaria (0.1%)
[5]	Republic of Bulgaria	5.000%	3/5/2037	1	1
[5,10]	Republic of Bulgaria	4.125%	7/18/2045	483	544
					545
Chile (0.4%)
[5]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	265	283
[5]	Empresa Nacional del Petroleo	5.250%	11/6/2029	1,348	1,371
					1,654
Colombia (0.1%)
	Ecopetrol SA	7.750%	2/1/2032	294	301
Costa Rica (0.3%)
	Republic of Costa Rica	6.125%	2/19/2031	1,200	1,262
	Republic of Costa Rica	7.158%	3/12/2045	200	222
					1,484
Dominican Republic (0.5%)
[5]	Dominican Republic	6.000%	7/19/2028	450	461
[5]	Dominican Republic	7.050%	2/3/2031	150	161
[4,5]	Dominican Republic	5.875%	10/28/2035	800	801
[4,5]	Dominican Republic	6.950%	3/15/2037	812	871
					2,294
Ecuador (0.0%)
[5]	Republic of Ecuador	0.000%	7/31/2030	115	98
Egypt (0.2%)
[5,10]	Arab Republic of Egypt	4.750%	4/16/2026	200	235
[5]	Arab Republic of Egypt	8.500%	1/31/2047	600	591
					826
El Salvador (0.1%)
[5]	Republic of El Salvador	9.250%	4/17/2030	150	163
[4,5]	Republic of El Salvador	9.650%	11/21/2054	245	280
					443
Germany (0.0%)
[10]	Federal Republic of Germany	1.250%	8/15/2048	97	75
Ghana (0.1%)
[5]	Republic of Ghana	0.000%	7/3/2026	72	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Ghana	5.000%	7/3/2029	300	295
					366
Guatemala (0.1%)
[5]	Republic of Guatemala	4.900%	6/1/2030	200	199
[5]	Republic of Guatemala	5.375%	4/24/2032	200	202
					401
Hungary (0.7%)
[5,12]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	500	513
[5]	Republic of Hungary	5.250%	6/16/2029	600	613
[5]	Republic of Hungary	6.250%	9/22/2032	200	213
[5]	Republic of Hungary	5.500%	6/16/2034	1,200	1,219
[5]	Republic of Hungary	6.750%	9/23/2055	714	746
					3,304
Indonesia (0.5%)
[5,10]	Republic of Indonesia	3.650%	9/10/2032	100	118
[10]	Republic of Indonesia	1.100%	3/12/2033	100	97
[10]	Republic of Indonesia	3.750%	10/16/2033	1,810	2,108
					2,323
Ivory Coast (0.1%)
[5]	Ivory Coast Government Bond	8.075%	4/1/2036	301	325
Jordan (0.1%)
[5]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	400	417
[5]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	200	211
					628
Kazakhstan (0.2%)
[5]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	200	203
[4,5]	Republic of Kazakhstan	4.412%	10/28/2030	632	629
[4,5]	Republic of Kazakhstan	5.000%	7/1/2032	233	237
					1,069
Mexico (2.7%)
[4,5]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	810	825
	Petroleos Mexicanos	8.750%	6/2/2029	2,700	2,893
	Petroleos Mexicanos	6.840%	1/23/2030	2,725	2,767
	Petroleos Mexicanos	6.375%	1/23/2045	170	136
	Petroleos Mexicanos	6.750%	9/21/2047	152	124
	Petroleos Mexicanos	6.350%	2/12/2048	155	121
	Petroleos Mexicanos	6.950%	1/28/2060	67	54
[5]	United Mexican States	2.659%	5/24/2031	438	390
[5]	United Mexican States	5.850%	7/2/2032	2,000	2,055
[5]	United Mexican States	5.375%	3/22/2033	509	504
[5]	United Mexican States	6.875%	5/13/2037	1,350	1,440
[10]	United Mexican States	5.125%	3/19/2038	560	654
					11,963
Morocco (0.4%)
[5]	Kingdom of Morocco	3.000%	12/15/2032	1,130	995
[4,5]	OCP SA	6.100%	4/30/2030	685	716
					1,711
Nigeria (0.2%)
[5]	Federal Republic of Nigeria	8.375%	3/24/2029	400	426
[4,5]	Federal Republic of Nigeria	8.631%	1/13/2036	225	242
					668
Oman (0.2%)
[5]	Oman Government Bond	4.750%	6/15/2026	1,000	1,001
Pakistan (0.2%)
[5]	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/2029	675	691
Paraguay (0.3%)
[5]	Paraguay Government Bond	4.950%	4/28/2031	1,127	1,144
[4,5]	Paraguay Government Bond	6.650%	3/4/2055	274	297
					1,441
Romania (0.1%)
[5]	Republic of Romania	3.000%	2/14/2031	400	364
[5,10]	Republic of Romania	2.124%	7/16/2031	60	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Romania	3.625%	3/27/2032	70	64
					490
Saudi Arabia (0.1%)
[5]	KSA Sukuk Ltd.	4.303%	1/19/2029	530	532
Serbia (0.4%)
[5,10]	Serbia International Bond	3.125%	5/15/2027	538	629
[5,10]	Serbia International Bond	1.500%	6/26/2029	115	125
[5]	Serbia International Bond	2.125%	12/1/2030	1,300	1,138
					1,892
South Africa (0.4%)
[5]	Republic of South Africa	4.850%	9/30/2029	1,000	1,001
[4,5]	Republic of South Africa	7.250%	12/11/2055	645	638
					1,639
Sri Lanka (0.0%)
[4]	Republic of Sri Lanka	4.000%	4/15/2028	36	35
[4,5]	Republic of Sri Lanka	3.100%	1/15/2030	65	61
[4]	Republic of Sri Lanka	3.600%	6/15/2035	46	35
[5]	Republic of Sri Lanka	3.600%	6/15/2035	35	27
					158
Turkiye (0.0%)
[5]	Republic of Turkiye	5.750%	5/11/2047	202	165
Ukraine (0.1%)
[4,5]	Ukraine Government Bond	0.000%	2/1/2036	24	14
[5]	Ukraine Government Bond	0.000%	2/1/2036	258	146
[4,5]	Ukraine Government Bond	4.500%	2/1/2036	493	289
					449
Uzbekistan (0.1%)
[4,5]	Uzbekneftegaz JSC	8.750%	5/7/2030	390	418
Zambia (0.1%)
[5]	Republic of Zambia	5.750%	6/30/2033	290	285
Total Sovereign Bonds (Cost $45,427)					46,694
				Shares
Temporary Cash Investments (3.0%)
Money Market Fund (2.2%)
[13]	Vanguard Market Liquidity Fund	3.780%		99,693	9,969

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.8%)
United States Treasury Bill	3.457%	12/24/2026	3,602	3,483
Total Temporary Cash Investments (Cost $13,452)				13,452
Total Investments (99.0%) (Cost $439,125)				445,671
Other Assets and Liabilities—Net (1.0%)				4,720
Net Assets (100%)				450,391
Cost is in $000.
1	Securities with a value of $1,787 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $314 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $61 have been segregated as collateral for open forward currency contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $205,706, representing 45.7% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Security value determined using significant unobservable inputs.
10	Face amount denominated in euro.
11	Guaranteed by the Republic of Azerbaijan.
12	Guaranteed by the Republic of Hungary.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	97	20,253	16
Euro-Schatz	March 2026	1	126	—
Long U.S. Treasury Bond	March 2026	14	1,618	—
Ultra 10-Year U.S. Treasury Note	March 2026	31	3,566	(3)
Ultra Long U.S. Treasury Bond	March 2026	12	1,416	(24)
				(11)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(95)	(10,384)	4
10-Year U.S. Treasury Note	March 2026	(2)	(225)	—
Euro-Bobl	March 2026	(5)	(683)	2
Euro-Bund	March 2026	(16)	(2,399)	17
Euro-Buxl	March 2026	(4)	(518)	7
				30
				19

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/18/2026	EUR	425	USD	496	3	—
State Street Bank & Trust Co.	3/18/2026	EUR	101	USD	120	—	—
Toronto-Dominion Bank	3/18/2026	USD	5,412	EUR	4,629	—	(46)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	239	EUR	202	—	—
						3	(46)

EUR—euro.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V1	12/20/2030	USD	13,060	5.000	1,013	68
Republic of Turkiye	12/20/2030	USD	1,626	1.000	(73)	36
						104

Credit Protection Purchased
Republic of Colombia	12/20/2030	USD	150	(1.000)	7	1
						105
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $11 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	41,836	—	41,836
Asset-Backed/Commercial Mortgage-Backed Securities	—	39,299	100	39,399
Corporate Bonds	—	293,153	—	293,153
Floating Rate Loan Interests	—	11,137	—	11,137
Sovereign Bonds	—	46,694	—	46,694
Temporary Cash Investments	9,969	3,483	—	13,452
Total	9,969	435,602	100	445,671

Derivative Financial Instruments
Assets
Futures Contracts[1]	46	—	—	46
Forward Currency Contracts	—	3	—	3
Swap Contracts[1]	—	105	—	105
Total	46	108	—	154
Liabilities
Futures Contracts[1]	(27)	—	—	(27)
Forward Currency Contracts	—	(46)	—	(46)
Total	(27)	(46)	—	(73)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.